Stock Options and Warrants - Restricted Stock Awards - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Grant-date fair value of restricted stock awards					$ 273,000	$ 415,000
Stock-based compensation expense	374,000	440,000	721,000	849,000	1,693,000	2,361,000
Unrecognized compensation cost related to unvested shares expected to be recognized, weighted-average period			1 year 9 months 11 days		1 year 7 months 6 days	2 years 2 months 12 days
Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Grant-date fair value of restricted stock awards			91,000	188,000
Stock-based compensation expense	46,000	69,000	85,000	137,000
Unrecognized compensation costs	84,000		84,000		16,000	72,000
Unrecognized compensation cost related to unvested shares expected to be recognized, weighted-average period			6 months 26 days		6 months	4 months 24 days
Stock-based compensation expense					$ 240,000	$ 59,000